Foreclosed Assets (Tables)	12 Months Ended
Dec. 31, 2022
Foreclosed Assets
Schedule of Roll Forward of Foreclosed Assets

Roll forward of foreclosed assets for the years ended December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Beginning balance	$2,724	$4,449
Transferred from loans receivables, net	556	791
Transferred to loans receivables, net	(1,017)	-
Additions for construction/development	316	818
Sale proceeds	(1,096)	(3,418)
Loss on foreclosure	-	(47)
Loss on sale of foreclosed assets	-	(92)
Gain on foreclosure	-	67
Gain on sale of foreclosed assets	101	166
Impairment loss on foreclosed assets	(2)	(10)
Ending balance	$1,582	$2,724